Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Millions	Feb. 13, 2024	Jun. 25, 2024	May 21, 2024	Dec. 31, 2023
Subsequent Events
Debt term	3 years 9 months
Adagio Medical Inc
Subsequent Events
Exercise price				$ 7.97
May 2024 Convertible Notes | Adagio Medical Inc
Subsequent Events
Principal amount			$ 3.0
Interest rate			8.00%
June 2024 Convertible Notes | Adagio Medical Inc
Subsequent Events
Principal amount		$ 2.5
Interest rate		8.00%
New Adagio Convertible Notes | Convert Warrants | Adagio Medical Inc
Subsequent Events
Principal amount	$ 20.0
Interest rate	13.00%
Shares called by per each warrant	1
Exercise price	$ 24.00
Debt term	3 years 9 months
Subsequent event
Subsequent Events
Debt term	3 years 9 months
Subsequent event | New Adagio Convertible Notes | Adagio Medical Inc
Subsequent Events
Principal amount	$ 20.0
Interest rate	13.00%
Debt term	3 years 9 months
Debt instrument face amount to be issued pursuant to the agreement	$ 5.5
Class of warrant or right to be issued pursuant to the agreement	937,500
Subsequent event | New Adagio Convertible Notes | Convert Warrants | Adagio Medical Inc
Subsequent Events
Shares called by per each warrant	1
Exercise price	$ 24.00
Subsequent event | Bridge Financing Note 2024 | Adagio Medical Inc
Subsequent Events
Principal amount	$ 7.0
Proceeds from convertible debt	$ 7.0